Related Parties and Others - Details of Compensation Costs of Key Management (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of transactions between related parties [abstract]
Short-term benefits	₩ 2,397	₩ 2,291	₩ 2,305
Expenses related to the defined benefit plan	604	355	417
Key management personnel compensation	₩ 3,001	₩ 2,646	₩ 2,722